Accounts receivable (Tables)	6 Months Ended
Mar. 31, 2019
Accounts receivable
Schedule of accounts receivable

	March 31,	September 30,
	2019	2018

Accounts receivable - trade	$13,974,824	$8,601,269
Accounts receivable - related party	19,126	1,257
Accounts receivable, net	$13,993,950	$8,602,526